Impairment of assets (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss (reversal of impairment loss) net of losses of sales of businesses and fixed assets recognised in profit or loss	$ 1,309	$ 1,269	$ 2,046	$ 1,357
Impairment loss (reversal of impairment loss) recognised in profit or loss	$ 1,296	$ 1,208	$ 1,945	$ 1,167